Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	£ 17
Actuarial assumption of increase in discount rates one [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	(19)
Increase/Decrease in annual post-retirement benefits cost	1
Increase in pension obligation	(729)
Increase in post-retirement benefits obligation	(34)
Actuarial assumption of decrease in discount rates one [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	17
Increase/Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	772
Increase in post-retirement benefits obligation	35
Actuarial assumption of increase in discount rates Two [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	(41)
Increase/Decrease in annual post-retirement benefits cost	2
Increase in pension obligation	(1,413)
Increase in post-retirement benefits obligation	(67)
Actuarial assumption of decrease in discount rates Two [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	33
Increase/Decrease in annual post-retirement benefits cost	(2)
Increase in pension obligation	1,586
Increase in post-retirement benefits obligation	73
Actuarial Assumption Of Increase In Expected Rates Of Inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	15
Increase in pension obligation	547
Actuarial Assumption Of Decrease In Expected Rates Of Inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	(14)
Increase in pension obligation	(529)
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	16
Increase/Decrease in annual post-retirement benefits cost	1
Increase in pension obligation	724
Increase in post-retirement benefits obligation	36
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	£ 39